Deferred Charges, net	12 Months Ended
Dec. 31, 2025
Deferred Charges, net [Abstract]
Deferred Charges, net
5.	Deferred Charges, net:

The movement in deferred charges net, which represents deferred dry-docking costs, in the accompanying consolidated balance sheets is as follows:

Dry-docking costs
Balance December 31, 2023	$178,700
Additions	1,495,637
Amortization	(592,856)
Balance December 31, 2024	$1,081,481
Additions	3,698,982
Spin-off of Handysize tanker vessel (Note 1)	(823,410)
Disposals	(1,624,527)
Amortization	(496,545)
Balance December 31, 2025	$1,835,981

During the year ended December 31, 2024, the M/T Wonder Mimosa initiated and completed its scheduled drydocking repairs. During the year ended December 31, 2025, the LPG Dream Arrax, LPG Dream Vermax and LPG Dream Terrax initiated and completed their scheduled dry-dock repairs. During the year ended December 31, 2025, the LPG Dream Syrax initiated its scheduled dry-dock repairs and was sold prior to its completion(Note 6 (c)).